LIFE SETTLEMENT POLICIES - Investment Method (Details)	Mar. 31, 2024 USD ($) insurance_contract	Dec. 31, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Number of Life Insurance Policies
0-1 | insurance_contract	1	0
1-2 | insurance_contract	2	1
2-3 | insurance_contract	1	2
3-4 | insurance_contract	2	1
4-5 | insurance_contract		2
Thereafter | insurance_contract		3
Number of Life Insurance Policies | insurance_contract	8	9	18
Face Value
0-1	$ 500,000	$ 0
1-2	1,500,000	500,000
2-3	8,000,000	1,500,000
3-4	500,000	8,000,000
4-5		500,000
Thereafter		23,400,000
Face Value	30,900,000	33,900,000	$ 42,330,000
Carrying Value
0-1	329,714	0
1-2	458,289	329,714
2-3	86,859	443,544
3-4	325,331	84,199
4-5		320,110
Thereafter		519,611
Carrying Value	$ 1,434,444	$ 1,697,178	$ 8,716,111